TOTAL OPERATING COSTS - Significant Cost Items by Nature (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Cost of inventory recognised as an expense	€ 4,901	€ 5,021	€ 4,194
Write-down of inventories (Note 6)	23	25	28
Employee costs	1,768	1,719	1,411
Distribution costs	637	595	514
Depreciation of property, plant and equipment, excluding restructuring	446	426	321
Amortisation of intangible assets (Note 4)	51	47	39
Out of period mark-to-market effects on undesignated derivatives	8	(6)	(35)
Merger related costs	0	4	126
Restructuring charges including accelerated depreciation	€ 274	€ 235	€ 286